Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Services	$ 612,862	$ 3,379,653
Sales of parts and equipment	324,189	3,322,945
Furniture and appliances		42,709,714
TOTAL REVENUE	937,051	49,412,312
OPERATING EXPENSES
Cost of sales	298,050	38,488,245
Personnel costs	485,774	6,534,408
Depreciation and amortization	360,746	1,547,378
Fuel	112,746	378,115
General and administrative	290,872	8,555,731
TOTAL OPERATING EXPENSES	1,548,188	55,503,877
LOSS FROM OPERATIONS	(611,137)	(6,091,564)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)	(792,721)
Gain on forgiveness of debt	380,247
Loss on extinguishment of debt		(1,852,426)
Gain on sale of assets	548,723	130,748
Loss on acquisition receivable		(809,000)
Change in warrant liability		(2,127,656)
Interest expense	(78,308)	(985,840)
Other income (expense)	1,200	3,599
TOTAL OTHER INCOME (EXPENSE)	851,542	(6,433,296)
NET LOSS BEFORE INCOME TAXES	240,405	(12,524,860)
INCOME TAX EXPENSE		350,603
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	240,405	(12,875,463)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182	(5,036,832)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 132,223	$ (7,838,631)